Income Taxes: Schedule of Reconciliation of Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Reconciliation of Provision for Income Taxes
	2016	2015

Book Loss	$746,924	$576,736
State taxes	106,546	82,270
Deductible differences	-	-
Change in valuation allowance	(853,470)	(659,006)

Provision for Income Taxes	$-	$-